Safe Agreements (Details) - USD ($)		1 Months Ended
	Jun. 22, 2021	Feb. 28, 2021
Safe Agreements [Abstract]
Cash		$ 210,000
Converted to common stock shares (in Shares)	129,154
Increased conversion amount	$ 48,308